Merger Transaction (Tables)	12 Months Ended
Sep. 30, 2016
Merger Transaction [Abstract]
Schedule of Fair Value of Consideration Transferred [Table Text Block]
The following table summarizes the total fair value of consideration transferred:

(in millions, except for share consolidation ratio and share data)

Number of Tyco shares outstanding at September 2, 2016	427,181,743
Tyco share consolidation ratio	0.955
Tyco ordinary shares outstanding following the share consolidation and immediately prior to the merger	407,958,565
JCI Inc. converted share price (1)	$47.67
Fair value of equity portion of the merger consideration	$19,447
Fair value of Tyco equity awards	224
Total fair value of consideration transferred	$19,671

(1)
Amount equals JCI Inc. closing share price and market capitalization at September 2, 2016 ($45.45 and $29,012 million, respectively) adjusted for the Tyco $3,864 million cash contribution used to purchase 110.8 million shares of JCI Inc. common stock for $34.88 per share.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The preliminary fair values of the assets acquired and liabilities assumed are as follows (in millions):

Cash and cash equivalents	$489
Accounts receivable	1,648
Inventories	829
Other current assets	1,062
Property, plant, and equipment - net	1,224
Goodwill	16,363
Intangible assets - net	6,203
Other noncurrent assets	560
Total assets acquired	$28,378

Short-term debt	$462
Accounts payable	711
Accrued compensation and benefits	305
Other current liabilities	1,608
Long-term debt	6,416
Long-term deferred tax liabilities	1,173
Long-term pension and postretirement benefits	774
Other noncurrent liabilities	1,088
Total liabilities acquired	$12,537
Noncontrolling interests	34
Net assets acquired	$15,807
Cash consideration paid to JCI Inc. shareholders	3,864
Total fair value of consideration transferred	$19,671

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The preliminary purchase price allocation to identifiable intangible assets acquired are as follows:

	Preliminary Fair Value (in millions)	Weighted Average Life (in years)
Customer relationships	$2,280	11
Completed technology	1,530	10
Other definite-lived intangibles	223	8
Indefinite-lived trademarks	2,020
Other indefinite-lived intangibles	90
In-process research and development	60
Total identifiable intangible assets	$6,203

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma information assumes the acquisition had occurred on October 1, 2014, and had been included in the Company's consolidated statements of income for fiscal years 2016 and 2015.

	Year Ended September 30,
(in millions)	2016	2015

Pro forma net sales	$29,647	$26,908
Pro forma net income from continuing operations	1,143	848